Equity-Accounted Investees - Asanko Gold (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of joint operations [line items]
Assets held for sale	$ (21.1)	$ (153.3)
Investment in joint ventures	0.0	538.6
Statement of financial position – Asanko
Non-current assets	8,195.1	6,338.6
Non-current liabilities	(3,065.6)	(2,100.7)
Current liabilities	(1,710.4)	(1,505.8)
Investment in joint ventures	0.0	538.6
Revenue	5,201.6	4,500.7	$ 4,286.7
Depreciation and amortisation	(627.4)	(795.3)	(844.3)
Other expenses	(82.1)	(48.8)	(15.3)
Royalties	(147.7)	(116.4)	(110.4)
Profit (loss)	1,290.5	726.3	721.7
Property, plant and equipment	7,298.4	5,074.4
Cash and cash equivalents	860.2	648.7	769.4	$ 524.7
Asanko Gold
Statement of financial position – Asanko
Cash and cash equivalents		138.6
Asanko Gold
Disclosure of joint operations [line items]
Initial investment at cost	0.0	86.9
Share of accumulated profit brought forward	0.0	87.9
Share of profit after taxation before impairment	0.0	28.0
Cumulative impairment	0.0	(149.2)
Assets held for sale	0.0	(53.6)
Investment in joint ventures	0.0	0.0
Statement of financial position – Asanko
Non-current assets	0.0	218.0
Current assets	0.0	202.8
Non-current liabilities	0.0	(82.6)
Current liabilities	0.0	(37.7)
Net assets	0.0	300.5
Less: Shika redeemable preference shares	0.0	(186.4)
Net assets attributable to ordinary shareholders	0.0	114.1
Group's share of net assets	0.0	53.6
Cash consideration paid	0.0	165.0
Less: Consideration allocated to the redeemable preference shares (note 17)	0.0	(129.9)
Consideration paid for equity portion	0.0	35.1
Gain on acquisition	0.0	51.8
Share of accumulated losses brought forward	0.0	87.9
Share of profit after taxation before impairment	0.0	28.0
Impairment	0.0	(149.2)
Investment in joint ventures	0.0	0.0
Revenue	0.0	256.5
Production costs	0.0	(155.6)
Depreciation and amortisation	0.0	(13.7)
Other expenses	0.0	(10.4)
Royalties	0.0	(14.6)
Profit (loss)	0.0	62.2
Group's share of profit before impairment	0.0	28.0
Groups share of impairment	0.0	(46.9)	$ 0.0
Group's share of total comprehensive income after impairment	0.0	(18.9)
Property, plant and equipment	39.6
Asanko Gold | Non-current assets held for sale
Disclosure of joint operations [line items]
Investment in joint ventures	0.0	53.6
Statement of financial position – Asanko
Investment in joint ventures	$ 0.0	$ 53.6